RENT OBLIGATION (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Lease Period Extended	five years
Operating Leases, Rent Expense	$ 45,961	$ 49,975
Lease Expiration Date	Jan. 31, 2018